CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 97.7%
	Consumer Discretionary - 9.7%
	Home Construction - 3.9%
30,290	Skyline Champion Corporation[1]	$2,870,280

	Leisure Facilities & Services - 2.7%
56,757	BJ's Restaurants, Inc.[1]	1,944,495

	Retail - Discretionary - 3.1%
74,132	Foot Locker, Inc.	1,045,261
63,981	Victoria's Secret & Company[1]	1,188,767
		2,234,028
	Total Consumer Discretionary	7,048,803

	Consumer Staples - 2.1%
	Household Products - 2.1%
58,676	Clearwater Paper Corporation[1]	1,488,610

	Energy - 4.2%
	Oil & Gas Producers - 4.2%
31,138	Matador Resources Company	1,590,840
35,748	Range Resources Corporation	1,427,418
	Total Energy	3,018,258

	Financials - 32.3%
	Banking - 22.6%
32,830	Bank of Hawaii Corporation	2,264,285
74,633	BankUnited, Inc.	2,570,361
49,817	Cadence Bank	1,512,444
447,411	Capitol Federal Financial, Inc.	2,505,502
100,379	Central Pacific Financial Corporation	2,714,248

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Banking - 22.6% (Continued)
117,985	Fulton Financial Corporation	$2,134,349
13,533	Hancock Whitney Corporation	709,806
158,549	TFS Financial Corporation	1,964,422
		16,375,417
	Institutional Financial Services - 2.1%
25,728	Moelis & Company, Class A	1,501,486

	Insurance - 4.3%
72,518	Horace Mann Educators Corporation	3,098,694

	Specialty Finance - 3.3%
112,881	LendingClub Corporation[1]	1,164,932
17,820	Stewart Information Services Corporation	1,271,457
		2,436,389
	Total Financials	23,411,986

	Health Care - 4.8%
	Health Care Facilities & Services - 3.6%
119,202	Concentra Group Holdings Parent, Inc.	2,586,683

	Medical Equipment & Devices - 1.2%
38,044	BioLife Solutions, Inc.[1]	868,925

	Total Health Care	3,455,608

	Industrials - 13.6%
	Commercial Support Services - 2.5%
9,277	Clean Harbors, Inc.[1]	1,828,497

	Electrical Equipment - 3.8%
126,103	Hayward Holdings, Inc.[1]	1,755,354
9,529	Itron, Inc.[1]	998,258
		2,753,612

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Industrial Support Services - 3.5%
4,505	Applied Industrial Technologies, Inc.	$1,015,157
135,600	MRC Global, Inc.[1]	1,556,688
		2,571,845

	Machinery - 1.4%
22,819	Cactus, Inc., Class A	1,045,795

	Transportation & Logistics - 2.4%
45,742	Hub Group, Inc., Class A1	1,700,230

	Total Industrials	9,899,979

	Materials - 5.5%
	Chemicals - 5.5%
28,978	H.B. Fuller Company	1,626,246
18,544	Rogers Corporation[1,2]	1,252,276
15,298	Sensient Technologies Corporation	1,138,630
	Total Materials	4,017,152

	Real Estate - 8.6%
	REIT - 8.6%
40,259	COPT Defense Properties	1,097,863
23,822	Tanger Factory Outlet Centers, Inc.	804,945
26,073	Terreno Realty Corporation	1,648,335
40,682	Urban Edge Properties	772,958
161,869	Xenia Hotels & Resorts, Inc.	1,903,579
	Total Real Estate	6,227,680

	Technology - 10.4%
	Software - 5.3%
125,100	ACV Auctions, Inc.[1]	1,762,659
59,671	Omnicell, Inc.[1]	2,086,098
		3,848,757

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Technology Hardware - 2.5%
119,931	Knowles Corporation[1]	$1,822,951

	Technology Services - 2.6%
74,149	I3 Verticals, Inc., Class A1	1,829,256

	Total Technology	7,500,964

	Utilities - 6.5%
	Gas & Water Utilities - 6.5%
16,432	Chesapeake Utilities Corporation	2,110,362
40,154	Middlesex Water Company	2,573,871
	Total Utilities	4,684,233

	TOTAL COMMON STOCK (Cost $65,819,777)	70,753,273

	SHORT-TERM INVESTMENTS — 3.9%
1,394,042	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.22%[3]	1,394,042
1,394,042	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%[3]	1,394,042
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,788,084)	2,788,084

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 101.6% (Cost $68,607,861)	73,541,357

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2025 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.0%[4]
	REPURCHASE AGREEMENT — 0.0%[4]
28,699	With BNP Paribas SA: at 4.37%, dated 3/31/25, to be repurchased on 4/1/25, repurchase price $28,702 (collateralized by US Treasury Securities, par values ranging from $28 - $23,559, coupon rates ranging from 0.00% to 1.88%, 7/31/27 - 2/15/45; total market value $29,273) (Cost $28,699)	$28,699

	TOTAL INVESTMENTS - 101.6% (Cost $68,636,560)	$73,570,0565
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(1,165,675)
	NET ASSETS - 100.0%	$72,404,381

[1]	Non-income producing security.
[2]	Security Partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of March 31, 2025.
[4]	Percentage rounds to less than 0.1%.
[5]	At March 31, 2025, the market value of securities on loan for CRM Small Cap Value Fund was $27,957. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 95.7%
	Consumer Discretionary - 10.0%
	Home Construction - 3.4%
56,971	Skyline Champion Corporation[1]	$5,398,572

	Retail - Discretionary - 6.6%
12,986	Burlington Stores, Inc.[1]	3,094,954
215,963	Foot Locker, Inc.	3,045,078
5,635	RH1	1,320,900
160,116	Victoria's Secret & Company[1]	2,974,955
		10,435,887
	Total Consumer Discretionary	15,834,459

	Consumer Staples - 2.5%
	Food - 2.5%
22,593	Lancaster Colony Corporation	3,953,775

	Energy – 3.2%
	Oil & Gas Producers - 3.2%
36,344	Matador Resources Company	1,856,815
80,275	Range Resources Corporation	3,205,381
	Total Energy	5,062,196

	Financials - 22.4%
	Banking - 11.3%
88,164	Bank of Hawaii Corporation	6,080,670
120,640	BankUnited, Inc.	4,154,842
174,084	Fulton Financial Corporation	3,149,180
360,073	TFS Financial Corporation	4,461,304
		17,845,996

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Institutional Financial Services - 2.0%
15,950	Evercore Partners, Inc., Class A	$3,185,534

	Insurance - 3.4%
125,111	Horace Mann Educators Corporation	5,345,993

	Specialty Finance - 5.7%
98,931	First American Financial Corporation	6,492,842
252,613	LendingClub Corporation[1]	2,606,966
		9,099,808
	Total Financials	35,477,331

	Health Care - 8.4%
	Health Care Facilities & Services - 2.1%
153,285	Concentra Group Holdings Parent, Inc.	3,326,285

	Medical Equipment & Devices - 6.3%
89,915	BioLife Solutions, Inc.[1]	2,053,659
74,180	Bio-Techne Corporation	4,349,173
21,314	Masimo Corporation[1]	3,550,912
		9,953,744
	Total Health Care	13,280,029

	Industrials – 19.2%
	Aerospace & Defense - 2.7%
8,714	Teledyne Technologies, Inc.[1]	4,337,045

	Commercial Support Services - 2.7%
21,435	Clean Harbors, Inc.[1]	4,224,839

	Electrical Equipment - 6.0%
310,603	Hayward Holdings, Inc.[1]	4,323,593
16,736	Itron, Inc.[1]	1,753,263
103,598	Vontier Corporation	3,403,194
		9,480,050

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Industrial Support Services - 2.1%
292,025	MRC Global, Inc.[1]	$3,352,447

	Machinery - 3.7%
31,153	Cactus, Inc., Class A	1,427,742
39,506	Regal Rexnord Corporation	4,497,758
		5,925,500
	Transportation & Logistics - 2.0%
86,503	Hub Group, Inc., Class A1	3,215,317

	Total Industrials	30,535,198

	Materials - 7.4%
	Chemicals - 3.4%
48,264	Ashland, Inc.	2,861,573
33,315	Sensient Technologies Corporation	2,479,635
		5,341,208
	Construction Materials - 4.0%
22,105	Advanced Drainage Systems, Inc.	2,401,708
17,781	Eagle Materials, Inc.	3,946,138
		6,347,846
	Total Materials	11,689,054

	Real Estate - 8.7%
	REIT - 8.7%
33,348	Camden Property Trust	4,078,460
40,400	Sun Communities, Inc.	5,197,057
50,392	Terreno Realty Corporation	3,185,782
122,074	Xenia Hotels & Resorts, Inc.	1,435,590
	Total Real Estate	13,896,889

	Technology - 9.6%
	Software - 6.0%
350,916	ACV Auctions, Inc.[1]	4,944,406
15,042	PTC, Inc.[1]	2,330,758

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2025 (Unaudited)

Shares		Value
	Software - 6.0% (Continued)
220,719	ZoomInfo Technologies, Inc., Class A1	$2,207,190
		9,482,354
	Technology Hardware - 3.6%
55,352	Ciena Corporation[1]	3,344,922
163,026	Knowles Corporation[1]	2,477,995
		5,822,917
	Total Technology	15,305,271

	Utilities - 4.3%
	Gas & Water Utilities - 4.3%
12,794	Atmos Energy Corporation	1,977,697
120,095	Nisource, Inc.	4,814,608
	Total Utilities	6,792,305

	TOTAL COMMON STOCK (Cost $143,093,145)	151,826,507

	SHORT-TERM INVESTMENTS - 4.2%
3,306,142	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.22%[2]	3,306,142
3,306,143	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%[2]	3,306,143
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,612,285)	6,612,285

	TOTAL INVESTMENTS - 99.9% (Cost $149,705,430)	$158,438,792
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	101,016
	NET ASSETS - 100.0%	$158,539,808

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of March 31, 2025.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 95.8%
	Consumer Discretionary - 6.3%
	Home Construction - 2.3%
69,903	Skyline Champion Corporation[1]	$6,624,008

	Retail - Discretionary - 4.0%
19,224	Burlington Stores, Inc.[1]	4,581,657
233,743	Foot Locker, Inc.	3,295,776
201,376	Victoria's Secret & Company[1]	3,741,566
		11,618,999
	Total Consumer Discretionary	18,243,007

	Energy - 3.4%
	Oil & Gas Producers - 3.4%
121,348	Matador Resources Company	6,199,669
92,470	Range Resources Corporation	3,692,327
	Total Energy	9,891,996

	Financials - 12.2%
	Banking - 5.5%
188,397	BankUnited, Inc.	6,488,393
227,547	Truist Financial Corporation	9,363,559
		15,851,952
	Institutional Financial Services - 1.0%
14,675	Evercore Partners, Inc., Class A	2,930,891

	Specialty Finance - 5.7%
31,486	Capital One Financial Corporation	5,645,440
165,471	First American Financial Corporation	10,859,861
		16,505,301
	Total Financials	35,288,144

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Health Care - 8.3%
	Biotech & Pharma - 1.5%
154,000	WillScot Mobile Mini Holdings Corporation[1]	$4,281,200

	Health Care Facilities & Services - 2.3%
311,359	Concentra Group Holdings Parent, Inc.	6,756,490

	Medical Equipment & Devices - 4.5%
121,559	Bio-Techne Corporation	7,127,005
35,269	Masimo Corporation[1]	5,875,815
		13,002,820
	Total Health Care	24,040,510

	Industrials - 20.7%
	Aerospace & Defense - 5.8%
18,947	Teledyne Technologies, Inc.[1]	9,430,111
40,585	Woodward, Inc.	7,406,357
		16,836,468
	Electrical Equipment - 6.0%
45,118	AMETEK, Inc.	7,766,613
290,830	Vontier Corporation	9,553,766
		17,320,379
	Industrial Support Services - 1.8%
23,382	Applied Industrial Technologies, Inc.	5,268,900

	Machinery - 4.6%
66,071	Regal Rexnord Corporation	7,522,184
49,031	Xylem, Inc.	5,857,243
		13,379,427
	Transportation & Logistics - 2.5%
103,183	Canadian Pacific Kansas City Ltd.	7,244,478

	Total Industrials	60,049,652

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Materials - 13.1%
	Chemicals - 5.8%
122,500	Ashland, Inc.	$7,263,025
35,693	Avery Dennison Corporation	6,352,283
49,847	Corteva, Inc.	3,136,872
		16,752,180
	Construction Materials - 7.3%
50,434	Advanced Drainage Systems, Inc.	5,479,654
84,480	CRH PLC[2]	7,431,705
17,643	Eagle Materials, Inc.	3,915,511
9,082	Martin Marietta Materials, Inc.	4,342,377
		21,169,247
	Total Materials	37,921,427

	Real Estate - 10.6%
	Diversified Reits - 2.9%
65,256	CBRE Group, Inc., Class A1	8,534,180

	REIT - 7.7%
71,582	Camden Property Trust	8,754,478
60,772	Sun Communities, Inc.	7,817,710
91,755	Terreno Realty Corporation	5,800,751
		22,372,939
	Total Real Estate	30,907,119

	Technology - 13.9%
	Semiconductors - 1.7%
100,264	Microchip Technology, Inc.	4,853,780

	Software - 6.3%
304,429	ACV Auctions, Inc.[1]	4,289,405
469,965	CCC Intelligent Solutions Holdings, Inc.[1]	4,243,784
37,096	PTC, Inc.[1]	5,748,025
412,308	ZoomInfo Technologies, Inc., Class A1	4,123,080
		18,404,294

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2025 (Unaudited)

Shares		Value
	Technology Hardware - 2.0%
96,970	Ciena Corporation[1]	$5,859,897

	Technology Services - 3.9%
114,483	Global Payments, Inc.	11,210,175

	Total Technology	40,328,146

	Utilities - 7.3%
	Gas & Water Utilities - 7.3%
60,331	Atmos Energy Corporation	9,325,966
296,341	Nisource, Inc.	11,880,311
	Total Utilities	21,206,277

	TOTAL COMMON STOCK (Cost $240,651,853)	277,876,278

	SHORT-TERM INVESTMENTS — 4.1%
5,967,020	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.22%[3]	5,967,020
5,967,021	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%[3]	5,967,021
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,934,041)	11,934,041

	TOTAL INVESTMENTS - 99.9% (Cost $252,585,894)	$289,810,319
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	409,665
	NET ASSETS - 100.0%	$290,219,984

[1]	Non-income producing security.
[2]	PLC- Public Limited Company.
[3]	Rate disclosed is the seven day effective yield as of March 31, 2025.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 96.1%
	Consumer Discretionary - 7.3%
	Home Construction - 2.9%
6,689	Skyline Champion Corporation[1]	$633,850

	Retail - Discretionary - 4.4%
1,514	Burlington Stores, Inc.[1]	360,831
22,448	Foot Locker, Inc.	316,517
15,289	Victoria's Secret & Company[1]	284,070
		961,418
	Total Consumer Discretionary	1,595,268

	Energy - 3.5%
	Oil & Gas Producers - 3.5%
9,014	Matador Resources Company	460,525
7,205	Range Resources Corporation	287,696
	Total Energy	748,221

	Financials - 20.8%
	Asset Management - 3.4%
9,430	Charles Schwab Corporation (The)	738,180

	Banking - 8.4%
5,892	Bank of Hawaii Corporation	406,371
9,552	Citigroup, Inc.	678,097
17,834	Truist Financial Corporation	733,870
		1,818,338
	Institutional Financial Services - 1.2%
4,579	Moelis & Company, Class A	267,230

	Specialty Finance - 7.8%
3,248	Capital One Financial Corporation	582,366

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Specialty Finance - 7.8% (Continued)
12,853	First American Financial Corporation	$843,543
27,213	LendingClub Corporation[1]	280,838
		1,706,747
	Total Financials	4,530,495

	Health Care - 8.1%
	Health Care Facilities & Services - 2.7%
26,926	Concentra Group Holdings Parent, Inc.	584,294

	Medical Equipment & Devices - 5.4%
11,121	BioLife Solutions, Inc.[1]	254,004
9,243	Bio-Techne Corporation	541,917
2,239	Masimo Corporation[1]	373,017
		1,168,938
	Total Health Care	1,753,232

	Industrials - 10.9%
	Aerospace & Defense - 2.5%
3,014	Woodward, Inc.	550,025

	Electrical Equipment - 2.7%
17,803	Vontier Corporation	584,829

	Machinery - 1.7%
3,064	Xylem, Inc.	366,025

	Oil & Gas Services & Equipment - 2.0%
38,330	MRC Global, Inc.[1]	440,028

	Transportation & Logistics - 2.0%
6,215	Canadian Pacific Kansas City Ltd.	436,355

	Total Industrials	2,377,262

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Materials - 12.3%
	Chemicals - 7.8%
10,930	Ashland, Inc.	$648,040
3,473	Avery Dennison Corporation	618,090
6,581	Rogers Corporation[1]	444,415
		1,710,545
	Construction Materials - 4.5%
3,631	Advanced Drainage Systems, Inc.	394,508
6,559	CRH PLC[2]	576,995
		971,503
	Total Materials	2,682,048

	Real Estate - 8.9%
	Diversified Reits - 2.3%
3,904	CBRE Group, Inc., Class A1	510,565

	REIT - 6.6%
4,615	Sun Communities, Inc.	593,674
6,951	Terreno Realty Corporation	439,442
33,392	Xenia Hotels & Resorts, Inc.	392,690
		1,425,806
	Total Real Estate	1,936,371

	Technology - 22.2%
	Semiconductors - 4.7%
3,150	Broadcom, Inc.	527,404
10,090	Microchip Technology, Inc.	488,457
		1,015,861
	Software - 11.2%
53,971	ACV Auctions, Inc.[1]	760,452
58,601	CCC Intelligent Solutions Holdings, Inc.[1]	529,168
1,458	MongoDB, Inc.[1]	255,733
2,817	PTC, Inc.[1]	436,494
46,028	ZoomInfo Technologies, Inc., Class A1	460,280
		2,442,127

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2025 (Unaudited)

Shares		Value
	Technology Hardware - 2.1%
7,593	Ciena Corporation[1]	$458,845

	Technology Services - 4.2%
9,344	Global Payments, Inc.	914,964

	Total Technology	4,831,797

	Utilities - 2.1%
	Gas & Water Utilities - 2.1%
11,557	Nisource, Inc.	463,320

	TOTAL COMMON STOCK (Cost $20,273,202)	20,918,014

	SHORT-TERM INVESTMENTS — 3.9%
431,901	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.22%[3]	431,901
431,900	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%[3]	431,900
	TOTAL SHORT-TERM INVESTMENTS (Cost $863,801)	863,801

	TOTAL INVESTMENTS - 100.0% (Cost $21,137,003)	$21,781,815
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%[4]	(7,498)
	NET ASSETS - 100.0%	$21,774,317

[1]	Non-income producing security.
[2]	PLC- Public Limited Company.
[3]	Rate disclosed is the seven day effective yield as of March 31, 2025.
[4]	Percentage rounds to less than 0.1%.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 79.8%
	Consumer Discretionary - 14.9%
	Apparel & Textile Products - 1.0%
70,363	Steven Madden Ltd.[1]	$1,874,470

	Automotive - 0.9%
119,598	Mobileye Global, Inc., Class A1	1,721,613

	Home Construction - 4.3%
84,276	Skyline Champion Corporation[1]	7,985,994

	Leisure Facilities & Services - 1.8%
93,927	BJ's Restaurants, Inc.[1]	3,217,939

	Retail - Discretionary - 6.9%
15,894	Burlington Stores, Inc.[1]	3,788,017
243,006	Foot Locker, Inc.	3,426,385
7,890	RH1	1,849,495
201,940	Victoria's Secret & Company[1]	3,752,045
		12,815,942
	Total Consumer Discretionary	27,615,958

	Consumer Staples - 1.1%
	Beverages - 1.1%
2,156,119	Becle SAB de CV	1,978,410

	Energy - 1.1%
	Oil & Gas Producers - 1.1%
41,537	Matador Resources Company	2,122,125

	Financials - 12.4%
	Banking - 4.1%
63,007	Bank of Hawaii Corporation	4,345,593

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Banking - 4.1% (Continued)
183,690	Fulton Financial Corporation	$3,322,952
		7,668,545
	Institutional Financial Services - 2.0%
18,029	Evercore Partners, Inc., Class A	3,600,752

	Specialty Finance - 6.3%
26,192	Capital One Financial Corporation	4,696,226
106,019	First American Financial Corporation	6,958,026
		11,654,252
	Total Financials	22,923,549

	Health Care - 7.9%
	Health Care Facilities & Services - 1.2%
103,422	Concentra Group Holdings Parent, Inc.	2,244,257

	Medical Equipment & Devices - 6.7%
127,543	BioLife Solutions, Inc.[1]	2,913,082
78,039	Bio-Techne Corporation	4,575,427
28,937	Masimo Corporation[1]	4,820,903
		12,309,412
	Total Health Care	14,553,669

	Industrials - 19.4%
	Aerospace & Defense - 1.2%
4,413	Teledyne Technologies, Inc.[1]	2,196,394

	Commercial Support Services - 3.0%
28,464	Clean Harbors, Inc.[1]	5,610,254

	Electrical Equipment - 6.2%
423,519	Hayward Holdings, Inc.[1]	5,895,385
18,909	Itron, Inc.[1]	1,980,907
111,634	Vontier Corporation	3,667,177
		11,543,469

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Machinery - 3.7%
36,542	Regal Rexnord Corporation	$4,160,307
22,101	Xylem, Inc.	2,640,185
		6,800,492
	Transportation & Logistics - 5.3%
79,121	Canadian Pacific Kansas City Ltd.	5,555,086
115,074	Hub Group, Inc., Class A1	4,277,301
		9,832,387
	Total Industrials	35,982,996

	Materials - 5.3%
	Chemicals - 2.8%
41,934	Ashland, Inc.	2,486,267
15,600	Avery Dennison Corporation	2,776,332
		5,262,599
	Construction Materials - 2.5%
20,874	Eagle Materials, Inc.	4,632,567

	Total Materials	9,895,166

	Real Estate - 2.0%
	REIT - 2.0%
28,906	Sun Communities, Inc.	3,718,468

	Technology - 10.7%
	Semiconductors - 1.8%
20,050	Broadcom, Inc.	3,356,972

	Software - 4.3%
338,231	ACV Auctions, Inc.[1]	4,765,675
318,528	ZoomInfo Technologies, Inc., Class A1	3,185,280
		7,950,955
	Technology Hardware - 2.4%
42,492	Ciena Corporation[1]	2,567,791

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Technology Hardware - 2.4% (Continued)
120,528	Knowles Corporation[1]	$1,832,026
		4,399,817
	Technology Services - 2.2%
41,996	Global Payments, Inc.	4,112,248

	Total Technology	19,819,992

	Utilities - 5.0%
	Electric Utilities - 2.4%
62,182	NextEra Energy, Inc.	4,408,082

	Gas & Water Utilities - 2.6%
31,119	Atmos Energy Corporation	4,810,375

	Total Utilities	9,218,457

	TOTAL COMMON STOCK (Cost $143,831,405)	147,828,790

	SHORT-TERM INVESTMENTS — 15.1%
13,988,391	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.22%[2]	13,988,391
13,988,390	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%[2]	13,988,390
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,976,781)	27,976,781

	TOTAL INVESTMENTS IN SECURITIES - 94.9% (Cost $171,808,186)	175,805,571

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (22.2)%
	Communications - (0.8)%
	Internet Media & Services - (0.8)%
(48,060)	Cargurus, Inc.	$(1,399,988)

	Consumer Discretionary - (9.9)%
	Apparel & Textile Products - (4.0)%
(256,774)	Hanesbrands, Inc.	(1,481,586)
(49,310)	Skechers U.S.A., Inc., Class A	(2,799,821)
(25,786)	Tapestry, Inc.	(1,815,592)
(229,287)	Under Armour, Inc., Class C	(1,364,258)
		(7,461,257)
	Home & Office Products - (0.3)%
(63,905)	Arhaus, Inc.	(555,974)

	Leisure Facilities & Services - (3.0)%
(23,136)	Hyatt Hotels Corporation, Class A	(2,834,160)
(27,469)	Starbucks Corporation	(2,694,434)
		(5,528,594)
	Leisure Products - (1.0)%
(53,443)	Yeti Holdings, Inc.	(1,768,963)

	Retail - Discretionary - (1.6)%
(3,217)	Pandora A/S	(493,127)
(19,628)	Tractor Supply Company	(1,081,503)
(18,759)	Urban Outfitters, Inc.	(982,972)
(2,938)	Williams-Sonoma, Inc.	(464,498)
		(3,022,100)
	Total Consumer Discretionary	(18,336,888)

	Consumer Staples - (1.7)%
	Food - (0.7)%
(61,141)	WK Kellogg Company	(1,218,540)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Retail - Consumer Staples - (1.0)%
(28,014)	Kroger Company (The)	$(1,896,268)

	Total Consumer Staples	(3,114,808)

	Financials - (1.2)%
	Asset Management - (0.5)%
(18,500)	Brookfield Corporation	(969,585)

	Insurance - (0.5)%
(4,183)	RenaissanceRe Holdings Ltd.	(1,003,920)

	Specialty Finance - (0.2)%
(27,140)	Arbor Realty Trust, Inc.	(318,895)

	Total Financials	(2,292,400)

	Health Care - (2.5)%
	Biotech & Pharma - (0.6)%
(41,265)	Pfizer, Inc.	(1,045,655)

	Health Care Facilities & Services - (1.5)%
(2,820)	Cigna Group (The)	(927,780)
(6,954)	ICON PLC[3]	(1,216,880)
(3,898)	IQVIA Holdings, Inc.	(687,217)
		(2,831,877)
	Medical Equipment & Devices - (0.4)%
(6,378)	Agilent Technologies, Inc.	(746,098)

	Total Health Care	(4,623,630)

	Industrials - (5.1)%
	Electrical Equipment - (1.4)%
(6,130)	Acuity Brands, Inc.	(1,614,336)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Shares		Value
	Electrical Equipment - (1.4)% (Continued)
(8,138)	Generac Holdings, Inc.	$(1,030,678)
		(2,645,014)
	Industrial Intermediate Products - (0.5)%
(3,251)	Valmont Industries, Inc.	(927,738)

	Machinery - (3.2)%
(22,207)	Franklin Electric Company, Inc.	(2,084,793)
(94,737)	Gates Industrial Corporation PLC[3]	(1,744,108)
(15,848)	Oshkosh Corporation	(1,490,980)
(14,416)	Terex Corporation	(544,636)
		(5,864,517)
	Total Industrials	(9,437,269)

	Technology - (1.0)%
	Semiconductors - (0.7)%
(13,127)	Advanced Micro Devices, Inc.	(1,348,668)

	Technology Services - (0.3)%
(2,318)	International Business Machines Corporation	(576,394)

	Total Technology	(1,925,062)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $43,703,656)	(41,130,045)

	OTHER ASSETS IN EXCESS OF LIABILITIES - 27.3%	50,524,851
	NET ASSETS - 100.0%	$185,200,377

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of March 31, 2025.
[3]	PLC- Public Limited Company.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

OTC Total return swap agreements outstanding at March 31, 2025:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	$(3,183,941)	Morgan Stanley Custom Swap (MSCM1244) Index(3)	$63,685	$-	$63,685
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,278,311)	Morgan Stanley Custom Swap (MSCM1245) Index(3)	64,698	-	64,698
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,227,335)	Morgan Stanley Custom Swap (MSCM1246) Index(3)	111,726	-	111,726
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,213,357)	Morgan Stanley Custom Swap (MSCM1247) Index(3)	92,954	-	92,954
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,243,525)	Morgan Stanley Custom Swap (MSCM1248) Index(3)	185,009	-	185,009
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,186,469)	Morgan Stanley Custom Swap (MSCM1249) Index(3)	86,353	-	86,353
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,132,893)	Morgan Stanley Custom Swap (MSCM1250) Index(3)	29,228	-	29,228
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,090,028)	Morgan Stanley Custom Swap (MSCM1251) Index(3)	(19,231)	-	(19,231)
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,079,838)	Morgan Stanley Custom Swap (MSCM1252) Index(3)	(36,660)	-	(36,660)
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,101,755)	Morgan Stanley Custom Swap (MSCM1253) Index(3)	(12,495)	-	(12,495)
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,126,855)	Morgan Stanley Custom Swap (MSCM1254) Index(3)	23,816	-	23,816
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,112,805)	Morgan Stanley Custom Swap (MSCM1255) Index(3)	15,397	-	15,397
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,117,259)	Morgan Stanley Custom Swap (MSCM1256) Index(3)	38,700	-	38,700
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,096,845)	Morgan Stanley Custom Swap (MSCM1257) Index(3)	19,369	-	19,369
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,126,753)	Morgan Stanley Custom Swap (MSCM1258) Index(3)	38,880	-	38,880
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,110,645)	Morgan Stanley Custom Swap (MSCM1259) Index(3)	193,887	-	193,887
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,108,736)	Morgan Stanley Custom Swap (MSCM1260) Index(3)	187,985	-	187,985
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,058,352)	Morgan Stanley Custom Swap (MSCM1261) Index(3)	68,871	-	68,871
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,054,559)	Morgan Stanley Custom Swap (MSCM1262) Index(3)	21,641	-	21,641
Morgan Stanley	3.88% (Fed Funds Rate - 0.45%)	7/28/2026	(3,028,696)	Morgan Stanley Custom Swap (MSCM1263) Index(3)	(62,865)	-	(62,865)
Total Unrealized Appreciation							$1,242,199
Total Unrealized (Depreciation)							$(131,251)
Total					$1,110,948	$-	$1,110,948

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1244) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
W. R. Berkley Corporation	787	$56,018	1.80%
HCA Healthcare, Inc.	161	55,692	1.79%
General Dynamics Corporation	197	53,830	1.73%
Ford Motor Company	5,343	53,588	1.72%
Cardinal Health, Inc.	388	53,505	1.72%
Darden Restaurants, Inc.	256	53,203	1.71%
Nokia Corporation, Class A	10,014	52,772	1.69%
McKesson Corporation	78	52,384	1.68%
CVS Health Corporation	773	52,372	1.68%
Fastenal Company	674	52,307	1.68%
O'Reilly Automotive, Inc.	36	52,232	1.67%
Restaurant Brands International, Inc.	774	51,569	1.65%
McDonald's Corporation	165	51,501	1.65%
Allstate Corporation (The)	248	51,413	1.65%
Motorola Solutions, Inc.	117	51,397	1.65%
AT&T, Inc.	1,810	51,182	1.64%
Steris Corporation	225	51,054	1.64%
United Rentals, Inc.	81	50,915	1.63%
Realty Income Corporation	872	50,570	1.62%
Tractor Supply Company	914	50,352	1.61%
Boeing Company (The)	295	50,313	1.61%
Amgen, Inc.	161	50,293	1.61%
Westinghouse Air Brake Technologies Corporation	276	50,086	1.61%
Caterpillar, Inc.	151	49,830	1.60%
Progressive Corporation	176	49,804	1.60%
General Motors Company	1,059	49,798	1.60%
Johnson & Johnson	300	49,737	1.59%
Waters Corporation	135	49,734	1.59%
GE Aerospace	248	49,719	1.59%
Cintas Corporation	242	49,709	1.59%
W. W. Grainger, Inc.	50	49,583	1.59%
Sherwin-Williams Company (The)	141	49,108	1.57%
Eaton Corporation PLC	180	48,974	1.57%
Pfizer, Inc.	1,911	48,430	1.55%
Extra Space Storage, Inc.	326	48,377	1.55%
Old Dominion Freight Line, Inc.	291	48,180	1.54%
LyondellBasell Industries N.V., Class A	683	48,112	1.54%
Automatic Data Processing, Inc.	157	48,105	1.54%
Lennox International, Inc.	85	47,934	1.54%
Iron Mountain, Inc.	556	47,850	1.53%
IQVIA Holdings, Inc.	271	47,848	1.53%
Canadian Imperial Bank of Commerce	840	47,280	1.52%
Home Depot, Inc. (The)	129	47,182	1.51%
Emerson Electric Company	428	46,945	1.50%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ross Stores, Inc.	367	$46,861	1.50%
Apple, Inc.	211	46,818	1.50%
Mettler-Toledo International, Inc.	40	46,699	1.50%
CDW Corporation	291	46,609	1.49%
Moody's Corporation	100	46,540	1.49%
Rockwell Automation, Inc.	180	46,523	1.49%
PACCAR, Inc.	478	46,514	1.49%
Agilent Technologies, Inc.	397	46,456	1.49%
United Parcel Service, Class B	421	46,269	1.48%
Cognizant Technology Solutions Corporation	601	45,957	1.47%
Prologis, Inc.	406	45,397	1.46%
Costco Wholesale Corporation	48	45,325	1.45%
Discover Financial Services	264	45,009	1.44%
Blackstone, Inc.	316	44,235	1.42%
Cummins, Inc.	141	44,175	1.42%
Target Corporation	415	43,356	1.39%
Starbucks Corporation	435	42,640	1.37%
Williams-Sonoma, Inc.	267	42,259	1.35%
Deckers Outdoor Corporation	366	40,873	1.31%
Lululemon Athletica, Inc.	144	40,829	1.31%
		$3,120,131	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1245) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Realty Income Corporation	19,250	$1,116,713	34.75%
Extra Space Storage, Inc.	7,247	1,076,170	33.49%
Prologis, Inc.	9,130	1,020,687	31.76%
		$3,213,570	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1246) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	2,264	$153,228	4.92%
Constellation Brands, Inc.	813	149,138	4.79%
CVS Health Corporation	2,146	145,411	4.67%
Sysco Corporation	1,902	142,689	4.58%
Realty Income Corporation	2,436	141,304	4.53%
McCormick & Company, Inc.	1,711	140,829	4.52%
Church & Dwight Company, Inc.	1,279	140,819	4.52%
Anheuser-Busch InBev S.A. - ADR	2,275	140,024	4.49%
Amgen, Inc.	447	139,303	4.47%
General Mills, Inc.	2,322	138,831	4.46%
PepsiCo, Inc.	920	137,924	4.43%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Waters Corporation	374	$137,692	4.42%
Hershey Company (The)	800	136,750	4.39%
International Flavors & Fragrances, Inc.	1,742	135,206	4.34%
IQVIA Holdings, Inc.	762	134,274	4.31%
Extra Space Storage, Inc.	901	133,799	4.29%
Ecolab, Inc.	525	133,091	4.27%
Agilent Technologies, Inc.	1,119	130,885	4.20%
Prologis, Inc.	1,141	127,569	4.09%
Target Corporation	1,214	126,732	4.07%
Williams-Sonoma, Inc.	754	119,277	3.83%
Deckers Outdoor Corporation	1,040	116,294	3.73%
Lululemon Athletica, Inc.	405	114,630	3.68%
		$3,115,699	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1247) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	2,422	$163,946	5.25%
CVS Health Corporation	2,367	160,395	5.14%
Constellation Brands, Inc.	863	158,421	5.08%
Realty Income Corporation	2,695	156,308	5.01%
McCormick & Company, Inc.	1,887	155,344	4.98%
Sysco Corporation	2,057	154,373	4.95%
Church & Dwight Company, Inc.	1,393	153,362	4.92%
Anheuser-Busch InBev S.A. - ADR	2,474	152,299	4.88%
Amgen, Inc.	486	151,429	4.85%
PepsiCo, Inc.	999	149,810	4.80%
General Mills, Inc.	2,483	148,443	4.76%
Extra Space Storage, Inc.	996	147,940	4.74%
Waters Corporation	400	147,375	4.72%
Ecolab, Inc.	580	147,090	4.71%
IQVIA Holdings, Inc.	833	146,839	4.71%
Hershey Company (The)	858	146,770	4.70%
International Flavors & Fragrances, Inc.	1,882	146,099	4.68%
Prologis, Inc.	1,284	143,549	4.60%
Williams-Sonoma, Inc.	847	133,874	4.29%
Deckers Outdoor Corporation	1,171	130,918	4.20%
Lululemon Athletica, Inc.	444	125,671	4.03%
		$3,120,255	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1248) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	4,504	$305,113	9.98%
Realty Income Corporation	5,108	296,317	9.69%
Amgen, Inc.	920	286,479	9.37%
Pfizer, Inc.	11,175	283,184	9.26%
Extra Space Storage, Inc.	1,899	282,041	9.22%
Waters Corporation	760	280,156	9.16%
Prologis, Inc.	2,491	278,490	9.10%
Agilent Technologies, Inc.	2,358	275,802	9.02%
IQVIA Holdings, Inc.	1,559	274,821	8.98%
Williams-Sonoma, Inc.	1,585	250,663	8.19%
Lululemon Athletica, Inc.	867	245,543	8.03%
		$3,058,609	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1249) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Boeing Company (The)	527	$89,923	2.90%
Darden Restaurants, Inc.	400	83,002	2.68%
United Rentals, Inc.	130	81,622	2.63%
CVS Health Corporation	1,197	81,130	2.62%
Iron Mountain, Inc.	937	80,585	2.60%
HCA Healthcare, Inc.	232	80,294	2.59%
Blackstone, Inc.	560	78,342	2.53%
General Dynamics Corporation	287	78,296	2.52%
Kroger Company (The)	1,153	78,078	2.52%
Realty Income Corporation	1,335	77,471	2.50%
Johnson & Johnson	466	77,246	2.49%
Anheuser-Busch InBev S.A. - ADR	1,251	76,987	2.48%
Eaton Corporation PLC	281	76,486	2.47%
Steris Corporation	337	76,466	2.46%
McCormick & Company, Inc.	928	76,368	2.46%
Sysco Corporation	1,013	75,996	2.45%
Church & Dwight Company, Inc.	690	75,966	2.45%
Starbucks Corporation	772	75,768	2.44%
Constellation Brands, Inc.	412	75,659	2.44%
Restaurant Brands International, Inc.	1,135	75,605	2.44%
International Flavors & Fragrances, Inc.	972	75,467	2.43%
Agilent Technologies, Inc.	641	74,960	2.42%
PepsiCo, Inc.	500	74,958	2.42%
Rockwell Automation, Inc.	289	74,648	2.41%
Caterpillar, Inc.	226	74,625	2.41%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ecolab, Inc.	294	$74,537	2.40%
Extra Space Storage, Inc.	501	74,466	2.40%
Amgen, Inc.	239	74,340	2.40%
Pfizer, Inc.	2,932	74,300	2.40%
Prologis, Inc.	663	74,083	2.39%
Waters Corporation	200	73,765	2.38%
IQVIA Holdings, Inc.	414	72,948	2.35%
Old Dominion Freight Line, Inc.	439	72,617	2.34%
Lennox International, Inc.	129	72,455	2.34%
LyondellBasell Industries N.V., Class A	1,021	71,846	2.32%
Hershey Company (The)	419	71,687	2.31%
Target Corporation	686	71,601	2.31%
General Mills, Inc.	1,196	71,521	2.31%
United Parcel Service, Class B	648	71,228	2.30%
Williams-Sonoma, Inc.	422	66,675	2.15%
Lululemon Athletica, Inc.	234	66,245	2.14%
		$3,100,262	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1250) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Boeing Company (The)	398	$67,824	2.18%
Darden Restaurants, Inc.	323	67,209	2.17%
Discover Financial Services	388	66,288	2.14%
HCA Healthcare, Inc.	189	65,433	2.11%
Advanced Micro Devices, Inc.	633	65,053	2.10%
Moody's Corporation	138	64,281	2.07%
United Rentals, Inc.	102	63,912	2.06%
CVS Health Corporation	943	63,878	2.06%
Ford Motor Company	6,323	63,416	2.04%
General Dynamics Corporation	232	63,229	2.04%
Realty Income Corporation	1,080	62,671	2.02%
Tractor Supply Company	1,136	62,607	2.02%
Iron Mountain, Inc.	725	62,376	2.01%
Kroger Company (The)	921	62,316	2.01%
Blackstone, Inc.	444	61,994	2.00%
Sysco Corporation	822	61,694	1.99%
W. W. Grainger, Inc.	62	61,659	1.99%
Fastenal Company	792	61,425	1.98%
Johnson & Johnson	369	61,259	1.97%
Steris Corporation	269	60,888	1.96%
Constellation Brands, Inc.	331	60,691	1.96%
Lennox International, Inc.	108	60,689	1.96%
Old Dominion Freight Line, Inc.	367	60,687	1.95%
Emerson Electric Company	553	60,669	1.95%
McCormick & Company, Inc.	737	60,626	1.95%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Starbucks Corporation	615	$60,350	1.94%
Anheuser-Busch InBev S.A. - ADR	980	60,336	1.94%
PepsiCo, Inc.	402	60,305	1.94%
Church & Dwight Company, Inc.	546	60,120	1.94%
Restaurant Brands International, Inc.	901	60,033	1.93%
Ecolab, Inc.	236	59,956	1.93%
Extra Space Storage, Inc.	403	59,911	1.93%
Amgen, Inc.	192	59,856	1.93%
Pfizer, Inc.	2,357	59,734	1.92%
Rockwell Automation, Inc.	231	59,702	1.92%
General Motors Company	1,269	59,680	1.92%
Waters Corporation	162	59,604	1.92%
International Flavors & Fragrances, Inc.	767	59,526	1.92%
Caterpillar, Inc.	180	59,469	1.92%
Agilent Technologies, Inc.	506	59,217	1.91%
Eaton Corporation PLC	217	58,992	1.90%
IQVIA Holdings, Inc.	334	58,869	1.90%
General Mills, Inc.	983	58,770	1.89%
Prologis, Inc.	523	58,449	1.88%
Hershey Company (The)	341	58,363	1.88%
LyondellBasell Industries N.V., Class A	828	58,318	1.88%
United Parcel Service, Class B	527	57,913	1.87%
PACCAR, Inc.	585	56,967	1.84%
Target Corporation	543	56,703	1.83%
Williams-Sonoma, Inc.	350	55,375	1.78%
Lululemon Athletica, Inc.	192	54,293	1.75%
		$3,103,585	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1251) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	180	$62,052	2.00%
Darden Restaurants, Inc.	296	61,494	1.98%
Cardinal Health, Inc.	443	61,030	1.96%
Boeing Company (The)	354	60,341	1.94%
Cintas Corporation	292	60,077	1.93%
Moody's Corporation	127	59,179	1.90%
Tractor Supply Company	1,073	59,124	1.90%
General Dynamics Corporation	216	58,900	1.89%
Ford Motor Company	5,859	58,761	1.89%
CVS Health Corporation	866	58,705	1.89%
McDonald's Corporation	188	58,618	1.89%
Kroger Company (The)	864	58,518	1.88%
Westinghouse Air Brake Technologies Corporation	319	57,891	1.86%
Realty Income Corporation	997	57,818	1.86%
United Rentals, Inc.	92	57,783	1.86%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
GE Aerospace	288	$57,667	1.86%
Fastenal Company	739	57,337	1.84%
W. W. Grainger, Inc.	58	57,317	1.84%
Advanced Micro Devices, Inc.	557	57,271	1.84%
Sysco Corporation	763	57,252	1.84%
Johnson & Johnson	345	57,215	1.84%
PepsiCo, Inc.	379	56,855	1.83%
Steris Corporation	250	56,734	1.83%
Church & Dwight Company, Inc.	515	56,730	1.83%
McCormick & Company, Inc.	689	56,707	1.82%
Old Dominion Freight Line, Inc.	341	56,494	1.82%
Hershey Company (The)	329	56,213	1.81%
Restaurant Brands International, Inc.	843	56,167	1.81%
Constellation Brands, Inc.	306	56,083	1.80%
Sherwin-Williams Company (The)	161	56,081	1.80%
Amgen, Inc.	180	56,013	1.80%
General Mills, Inc.	936	55,959	1.80%
Iron Mountain, Inc.	650	55,917	1.80%
Extra Space Storage, Inc.	377	55,909	1.80%
Blackstone, Inc.	400	55,880	1.80%
Starbucks Corporation	569	55,842	1.80%
Ecolab, Inc.	220	55,818	1.80%
Emerson Electric Company	507	55,575	1.79%
Waters Corporation	151	55,497	1.79%
Rockwell Automation, Inc.	214	55,412	1.78%
Pfizer, Inc.	2,185	55,375	1.78%
Lennox International, Inc.	99	55,315	1.78%
Anheuser-Busch InBev S.A. - ADR	899	55,312	1.78%
General Motors Company	1,173	55,163	1.77%
Agilent Technologies, Inc.	469	54,838	1.76%
International Flavors & Fragrances, Inc.	706	54,813	1.76%
Caterpillar, Inc.	166	54,800	1.76%
LyondellBasell Industries N.V., Class A	778	54,791	1.76%
Target Corporation	524	54,654	1.76%
United Parcel Service, Class B	487	53,615	1.72%
PACCAR, Inc.	549	53,460	1.72%
IQVIA Holdings, Inc.	303	53,420	1.72%
Eaton Corporation PLC	192	52,296	1.68%
Williams-Sonoma, Inc.	321	50,787	1.63%
Lululemon Athletica, Inc.	178	50,249	1.62%
		$3,109,124	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1252) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Darden Restaurants, Inc.	301	$62,509	2.01%
O'Reilly Automotive, Inc.	42	60,544	1.94%
HCA Healthcare, Inc.	173	59,822	1.92%
Cintas Corporation	286	58,771	1.89%
Discover Financial Services	342	58,422	1.87%
Boeing Company (The)	342	58,338	1.87%
Tractor Supply Company	1,055	58,125	1.86%
Costco Wholesale Corporation	61	57,872	1.86%
United Rentals, Inc.	92	57,480	1.84%
Ford Motor Company	5,718	57,356	1.84%
Fastenal Company	740	57,351	1.84%
McDonald's Corporation	183	57,220	1.84%
Advanced Micro Devices, Inc.	555	57,068	1.83%
General Dynamics Corporation	209	56,879	1.82%
GE Aerospace	283	56,686	1.82%
Realty Income Corporation	976	56,594	1.82%
Ross Stores, Inc.	442	56,481	1.81%
W. W. Grainger, Inc.	57	56,456	1.81%
Sysco Corporation	750	56,281	1.81%
CVS Health Corporation	829	56,154	1.80%
Westinghouse Air Brake Technologies Corporation	309	56,073	1.80%
Extra Space Storage, Inc.	377	56,001	1.80%
Kroger Company (The)	824	55,807	1.79%
Blackstone, Inc.	399	55,794	1.79%
Starbucks Corporation	567	55,660	1.79%
Sherwin-Williams Company (The)	159	55,626	1.78%
McCormick & Company, Inc.	675	55,563	1.78%
Steris Corporation	245	55,525	1.78%
Johnson & Johnson	334	55,449	1.78%
Old Dominion Freight Line, Inc.	334	55,322	1.77%
Restaurant Brands International, Inc.	829	55,243	1.77%
Rockwell Automation, Inc.	213	55,156	1.77%
Waters Corporation	150	55,114	1.77%
Iron Mountain, Inc.	640	55,098	1.77%
PepsiCo, Inc.	367	55,084	1.77%
Constellation Brands, Inc.	300	55,076	1.77%
Ecolab, Inc.	217	55,019	1.77%
Emerson Electric Company	499	54,716	1.76%
Church & Dwight Company, Inc.	497	54,660	1.75%
Anheuser-Busch InBev S.A. - ADR	888	54,647	1.75%
General Mills, Inc.	911	54,442	1.75%
Target Corporation	521	54,423	1.75%
General Motors Company	1,157	54,404	1.75%
Agilent Technologies, Inc.	464	54,334	1.74%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	174	$54,306	1.74%
Hershey Company (The)	317	54,208	1.74%
Pfizer, Inc.	2,129	53,943	1.73%
Caterpillar, Inc.	164	53,923	1.73%
PACCAR, Inc.	554	53,915	1.73%
International Flavors & Fragrances, Inc.	688	53,423	1.71%
IQVIA Holdings, Inc.	300	52,956	1.70%
LyondellBasell Industries N.V., Class A	751	52,838	1.70%
Eaton Corporation PLC	192	52,216	1.68%
Williams-Sonoma, Inc.	330	52,195	1.67%
United Parcel Service, Class B	473	52,018	1.67%
Lululemon Athletica, Inc.	176	49,812	1.60%
		$3,116,398	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1253) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Darden Restaurants, Inc.	333	$69,181	2.22%
HCA Healthcare, Inc.	194	67,005	2.15%
Cintas Corporation	321	66,007	2.12%
Tractor Supply Company	1,195	65,839	2.11%
Boeing Company (The)	383	65,277	2.10%
General Dynamics Corporation	236	64,426	2.07%
Kroger Company (The)	951	64,396	2.07%
Discover Financial Services	377	64,360	2.07%
McKesson Corporation	95	64,080	2.06%
CVS Health Corporation	943	63,884	2.05%
Ford Motor Company	6,365	63,842	2.05%
Fastenal Company	823	63,816	2.05%
McCormick & Company, Inc.	771	63,459	2.04%
Sysco Corporation	845	63,428	2.04%
Extra Space Storage, Inc.	427	63,427	2.04%
Realty Income Corporation	1,092	63,374	2.03%
W. W. Grainger, Inc.	64	63,212	2.03%
Johnson & Johnson	380	63,085	2.03%
Old Dominion Freight Line, Inc.	381	63,056	2.02%
Advanced Micro Devices, Inc.	613	63,018	2.02%
Constellation Brands, Inc.	342	62,680	2.01%
Ecolab, Inc.	247	62,564	2.01%
PepsiCo, Inc.	417	62,495	2.01%
Church & Dwight Company, Inc.	568	62,494	2.01%
Restaurant Brands International, Inc.	938	62,476	2.01%
United Rentals, Inc.	99	62,308	2.00%
Hershey Company (The)	364	62,227	2.00%
General Mills, Inc.	1,040	62,171	2.00%
Steris Corporation	273	61,937	1.99%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Starbucks Corporation	631	$61,919	1.99%
Prologis, Inc.	554	61,877	1.99%
Target Corporation	592	61,731	1.98%
Iron Mountain, Inc.	715	61,517	1.98%
Amgen, Inc.	197	61,506	1.97%
Rockwell Automation, Inc.	238	61,501	1.97%
Anheuser-Busch InBev S.A. - ADR	993	61,157	1.96%
Pfizer, Inc.	2,408	61,017	1.96%
PACCAR, Inc.	624	60,783	1.95%
Emerson Electric Company	553	60,665	1.95%
Waters Corporation	164	60,523	1.94%
Lennox International, Inc.	108	60,414	1.94%
International Flavors & Fragrances, Inc.	778	60,346	1.94%
General Motors Company	1,281	60,254	1.93%
Caterpillar, Inc.	182	60,138	1.93%
Agilent Technologies, Inc.	511	59,785	1.92%
IQVIA Holdings, Inc.	334	58,959	1.89%
Williams-Sonoma, Inc.	370	58,456	1.88%
United Parcel Service, Class B	530	58,341	1.87%
Eaton Corporation PLC	211	57,338	1.84%
Lululemon Athletica, Inc.	199	56,363	1.81%
		$3,114,114	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1254) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Discover Financial Services	603	$102,870	3.32%
Darden Restaurants, Inc.	491	102,105	3.29%
Boeing Company (The)	570	97,153	3.13%
Tractor Supply Company	1,735	95,616	3.08%
Kroger Company (The)	1,389	94,002	3.03%
Realty Income Corporation	1,618	93,864	3.03%
CVS Health Corporation	1,383	93,719	3.02%
Extra Space Storage, Inc.	629	93,367	3.01%
Ford Motor Company	9,294	93,219	3.00%
United Rentals, Inc.	149	93,087	3.00%
Church & Dwight Company, Inc.	843	92,846	2.99%
Ecolab, Inc.	366	92,797	2.99%
McCormick & Company, Inc.	1,126	92,704	2.99%
Sysco Corporation	1,234	92,580	2.98%
Hershey Company (The)	541	92,489	2.98%
Constellation Brands, Inc.	502	92,152	2.97%
PepsiCo, Inc.	609	91,344	2.94%
Starbucks Corporation	931	91,276	2.94%
Target Corporation	872	91,054	2.93%
Advanced Micro Devices, Inc.	882	90,566	2.92%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	291	$90,563	2.92%
General Mills, Inc.	1,513	90,457	2.92%
Prologis, Inc.	806	90,062	2.90%
Waters Corporation	243	89,679	2.89%
Anheuser-Busch InBev S.A. - ADR	1,456	89,620	2.89%
Iron Mountain, Inc.	1,034	88,981	2.87%
General Motors Company	1,882	88,490	2.85%
Agilent Technologies, Inc.	753	88,050	2.84%
IQVIA Holdings, Inc.	499	87,909	2.83%
International Flavors & Fragrances, Inc.	1,124	87,219	2.81%
United Parcel Service, Class B	781	85,895	2.77%
Eaton Corporation PLC	310	84,318	2.72%
Williams-Sonoma, Inc.	527	83,293	2.68%
Lululemon Athletica, Inc.	282	79,786	2.57%
		$3,103,132	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1255) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Darden Restaurants, Inc.	360	$74,886	2.42%
Discover Financial Services	427	72,855	2.35%
Boeing Company (The)	420	71,557	2.31%
Costco Wholesale Corporation	75	71,392	2.30%
Tractor Supply Company	1,288	70,944	2.29%
Ross Stores, Inc.	548	70,025	2.26%
United Rentals, Inc.	111	69,752	2.25%
McDonald's Corporation	223	69,747	2.25%
Kroger Company (The)	1,027	69,535	2.25%
Church & Dwight Company, Inc.	631	69,500	2.24%
Constellation Brands, Inc.	378	69,365	2.24%
General Dynamics Corporation	253	69,071	2.23%
Realty Income Corporation	1,190	69,039	2.23%
McCormick & Company, Inc.	834	68,631	2.22%
Hershey Company (The)	400	68,433	2.21%
Sysco Corporation	912	68,409	2.21%
Ford Motor Company	6,813	68,334	2.21%
PepsiCo, Inc.	455	68,221	2.20%
Extra Space Storage, Inc.	458	68,050	2.20%
CVS Health Corporation	1,003	67,970	2.19%
Rockwell Automation, Inc.	263	67,855	2.19%
Ecolab, Inc.	267	67,741	2.19%
Starbucks Corporation	690	67,658	2.18%
Target Corporation	648	67,640	2.18%
Prologis, Inc.	603	67,433	2.18%
Advanced Micro Devices, Inc.	655	67,285	2.17%
General Mills, Inc.	1,122	67,060	2.17%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Restaurant Brands International, Inc.	999	$66,580	2.15%
Iron Mountain, Inc.	774	66,567	2.15%
Emerson Electric Company	606	66,450	2.15%
Caterpillar, Inc.	201	66,398	2.14%
Amgen, Inc.	213	66,279	2.14%
Estee Lauder Companies, Inc. (The)	996	65,757	2.12%
Anheuser-Busch InBev S.A. - ADR	1,067	65,687	2.12%
General Motors Company	1,393	65,505	2.11%
Lennox International, Inc.	117	65,394	2.11%
Waters Corporation	177	65,380	2.11%
International Flavors & Fragrances, Inc.	839	65,105	2.10%
Blackstone, Inc.	464	64,817	2.09%
Agilent Technologies, Inc.	551	64,419	2.08%
NVIDIA Corporation	587	63,649	2.05%
Eaton Corporation PLC	233	63,402	2.05%
IQVIA Holdings, Inc.	360	63,388	2.05%
United Parcel Service, Class B	570	62,730	2.03%
Williams-Sonoma, Inc.	393	62,210	2.01%
Lululemon Athletica, Inc.	210	59,394	1.92%
		$3,097,499	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1256) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Discover Financial Services	623	$106,313	3.45%
Sysco Corporation	1,396	104,724	3.40%
Kroger Company (The)	1,543	104,436	3.39%
Realty Income Corporation	1,790	103,836	3.37%
Constellation Brands, Inc.	564	103,577	3.37%
Hershey Company (The)	604	103,247	3.35%
Church & Dwight Company, Inc.	935	102,952	3.35%
PepsiCo, Inc.	682	102,274	3.32%
McCormick & Company, Inc.	1,242	102,231	3.32%
Extra Space Storage, Inc.	688	102,196	3.32%
General Mills, Inc.	1,707	102,033	3.32%
United Rentals, Inc.	161	100,987	3.28%
CVS Health Corporation	1,488	100,788	3.27%
Ecolab, Inc.	398	100,787	3.27%
Target Corporation	963	100,467	3.26%
Waters Corporation	272	100,272	3.26%
Prologis, Inc.	894	99,971	3.25%
Boeing Company (The)	585	99,814	3.24%
Ford Motor Company	9,934	99,635	3.24%
Estee Lauder Companies, Inc. (The)	1,494	98,635	3.20%
Anheuser-Busch InBev S.A. - ADR	1,602	98,591	3.20%
Advanced Micro Devices, Inc.	951	97,707	3.17%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances, Inc.	1,254	$97,338	3.16%
Agilent Technologies, Inc.	827	96,702	3.14%
Williams-Sonoma, Inc.	608	96,062	3.12%
General Motors Company	2,029	95,426	3.10%
IQVIA Holdings, Inc.	540	95,276	3.10%
Eaton Corporation PLC	343	93,230	3.03%
NVIDIA Corporation	860	93,169	3.03%
Marvell Technology, Inc.	1,447	89,101	2.90%
Lululemon Athletica, Inc.	307	86,769	2.82%
		$3,078,546	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1257) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corporation	1,459	$109,477	3.56%
Kroger Company (The)	1,605	108,626	3.53%
Hershey Company (The)	631	108,003	3.51%
Realty Income Corporation	1,840	106,711	3.47%
Constellation Brands, Inc.	581	106,554	3.46%
General Mills, Inc.	1,781	106,496	3.46%
McCormick & Company, Inc.	1,287	105,932	3.44%
PepsiCo, Inc.	706	105,829	3.44%
Church & Dwight Company, Inc.	961	105,801	3.44%
Extra Space Storage, Inc.	712	105,725	3.44%
Waters Corporation	286	105,390	3.42%
Ecolab, Inc.	412	104,511	3.40%
Ford Motor Company	10,376	104,068	3.38%
Prologis, Inc.	927	103,601	3.37%
United Rentals, Inc.	165	103,203	3.35%
Amgen, Inc.	330	102,709	3.34%
Boeing Company (The)	601	102,490	3.33%
Anheuser-Busch InBev S.A. - ADR	1,648	101,422	3.30%
International Flavors & Fragrances, Inc.	1,302	101,086	3.28%
Iron Mountain, Inc.	1,174	101,053	3.28%
Agilent Technologies, Inc.	863	101,010	3.28%
Estee Lauder Companies, Inc. (The)	1,527	100,776	3.27%
Pfizer, Inc.	3,966	100,489	3.26%
Advanced Micro Devices, Inc.	969	99,595	3.24%
IQVIA Holdings, Inc.	564	99,373	3.23%
General Motors Company	2,101	98,797	3.21%
United Parcel Service, Class B	888	97,654	3.17%
Eaton Corporation PLC	351	95,531	3.10%
NVIDIA Corporation	876	94,966	3.09%
Marvell Technology, Inc.	1,473	90,717	2.95%
		$3,077,595	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1258) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corporation	1,040	$78,044	2.53%
HCA Healthcare, Inc.	225	77,727	2.52%
Tractor Supply Company	1,410	77,679	2.52%
Realty Income Corporation	1,325	76,886	2.49%
Darden Restaurants, Inc.	370	76,854	2.49%
Kroger Company (The)	1,131	76,547	2.48%
Ross Stores, Inc.	599	76,501	2.48%
Constellation Brands, Inc.	417	76,500	2.48%
Extra Space Storage, Inc.	514	76,369	2.47%
Prologis, Inc.	682	76,256	2.47%
PepsiCo, Inc.	508	76,240	2.47%
Steris Corporation	336	76,047	2.46%
Church & Dwight Company, Inc.	690	75,986	2.46%
McCormick & Company, Inc.	923	75,931	2.46%
Hershey Company (The)	442	75,660	2.45%
General Mills, Inc.	1,261	75,408	2.44%
Johnson & Johnson	452	74,956	2.43%
Starbucks Corporation	762	74,734	2.42%
CVS Health Corporation	1,103	74,729	2.42%
Ecolab, Inc.	295	74,700	2.42%
Waters Corporation	202	74,587	2.42%
Ford Motor Company	7,396	74,179	2.40%
Target Corporation	711	74,170	2.40%
United Rentals, Inc.	118	73,785	2.39%
Restaurant Brands International, Inc.	1,104	73,560	2.38%
Estee Lauder Companies, Inc. (The)	1,105	72,908	2.36%
Amgen, Inc.	234	72,906	2.36%
Iron Mountain, Inc.	845	72,690	2.35%
Anheuser-Busch InBev S.A. - ADR	1,178	72,520	2.35%
Agilent Technologies, Inc.	612	71,648	2.32%
Williams-Sonoma, Inc.	452	71,449	2.31%
Advanced Micro Devices, Inc.	695	71,386	2.31%
Pfizer, Inc.	2,814	71,312	2.31%
Boeing Company (The)	415	70,818	2.29%
United Parcel Service, Class B	643	70,674	2.29%
IQVIA Holdings, Inc.	398	70,142	2.27%
General Motors Company	1,485	69,843	2.26%
Blackstone, Inc.	499	69,713	2.26%
NVIDIA Corporation	628	68,101	2.21%
Eaton Corporation PLC	250	68,047	2.20%
Lululemon Athletica, Inc.	229	64,888	2.10%
Marvell Technology, Inc.	1,051	64,690	2.10%
		$3,087,770	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1259) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	1,238	$385,647	13.22%
Waters Corporation	1,042	384,219	13.17%
Pfizer, Inc.	14,887	377,240	12.93%
Agilent Technologies, Inc.	3,191	373,229	12.80%
IQVIA Holdings, Inc.	2,091	368,638	12.64%
Advanced Micro Devices, Inc.	3,418	351,175	12.04%
NVIDIA Corporation	3,205	347,386	11.91%
Marvell Technology, Inc.	5,348	329,301	11.29%
		$2,916,835	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1260) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	1,015	$316,342	10.83%
Waters Corporation	845	311,614	10.67%
Target Corporation	2,956	308,506	10.56%
IQVIA Holdings, Inc.	1,718	302,837	10.37%
Agilent Technologies, Inc.	2,586	302,453	10.36%
Williams-Sonoma, Inc.	1,842	291,191	9.97%
NVIDIA Corporation	2,582	279,800	9.58%
Advanced Micro Devices, Inc.	2,714	278,824	9.55%
Marvell Technology, Inc.	4,347	267,671	9.16%
Lululemon Athletica, Inc.	924	261,437	8.95%
		$2,920,675	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1261) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	780	$243,080	8.13%
Steris Corporation	1,069	242,362	8.11%
CVS Health Corporation	3,549	240,475	8.04%
Prologis, Inc.	2,146	239,940	8.03%
Waters Corporation	649	239,029	7.99%
Target Corporation	2,248	234,634	7.85%
Ford Motor Company	23,158	232,271	7.77%
Williams-Sonoma, Inc.	1,442	228,051	7.63%
NVIDIA Corporation	2,097	227,243	7.60%
Advanced Micro Devices, Inc.	2,165	222,396	7.44%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	4,682	$220,172	7.36%
Marvell Technology, Inc.	3,573	219,980	7.36%
Lululemon Athletica, Inc.	706	199,877	6.69%
		$2,989,510	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1262) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	561	$174,934	5.77%
Pfizer, Inc.	6,865	173,954	5.74%
Ford Motor Company	17,342	173,943	5.74%
Steris Corporation	766	173,542	5.72%
Prologis, Inc.	1,550	173,301	5.71%
CVS Health Corporation	2,540	172,095	5.67%
McDonald's Corporation	549	171,513	5.66%
General Motors Company	3,637	171,071	5.64%
Waters Corporation	463	170,753	5.63%
Starbucks Corporation	1,737	170,369	5.62%
Ross Stores, Inc.	1,330	169,960	5.60%
Target Corporation	1,612	168,223	5.55%
NVIDIA Corporation	1,541	166,990	5.51%
Restaurant Brands International, Inc.	2,498	166,444	5.49%
Advanced Micro Devices, Inc.	1,610	165,394	5.45%
Williams-Sonoma, Inc.	1,044	165,089	5.44%
Marvell Technology, Inc.	2,647	162,980	5.37%
Lululemon Athletica, Inc.	503	142,296	4.69%
		$3,032,851	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1263) Index total return swap with Morgan Stanley Bank as of March 31, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Restaurant Brands International, Inc.	2,375	$158,296	5.12%
Ford Motor Company	15,767	158,148	5.12%
Tractor Supply Company	2,866	157,932	5.11%
Extra Space Storage, Inc.	1,054	156,452	5.06%
Ross Stores, Inc.	1,222	156,156	5.05%
Waters Corporation	423	155,973	5.04%
Steris Corporation	687	155,769	5.04%
Amgen, Inc.	499	155,557	5.03%
Prologis, Inc.	1,388	155,119	5.02%
Blackstone, Inc.	1,110	155,113	5.02%
CVS Health Corporation	2,283	154,652	5.00%
General Motors Company	3,283	154,409	4.99%
Target Corporation	1,479	154,310	4.99%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	6,079	$154,050	4.98%
Starbucks Corporation	1,568	153,825	4.98%
United Rentals, Inc.	244	153,028	4.95%
Advanced Micro Devices, Inc.	1,485	152,547	4.93%
NVIDIA Corporation	1,397	151,457	4.90%
Boeing Company (The)	884	150,819	4.88%
Lululemon Athletica, Inc.	523	148,030	4.79%
		$3,091,642	100.00%